Employee benefit plans - Information about plan assets for which Level 3 inputs are utilized to determine fair value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 234,747		¥ 225,744
Fair value of plan assets at end of year		231,461		234,747
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		69,719		65,081
Unrealized and realized gains / loss		842		14,150
Purchases / sales and other settlement		(13,905)		(9,512)
Fair value of plan assets at end of year		56,656		69,719
Level 3 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		33,384	[1]	23,465
Unrealized and realized gains / loss		1,374		11,225
Purchases / sales and other settlement		(5,677)		(1,306)
Fair value of plan assets at end of year	[1]	29,081		33,384
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		36,335	[2],[3]	41,616
Unrealized and realized gains / loss		(532)		2,925
Purchases / sales and other settlement		(8,228)		(8,206)
Fair value of plan assets at end of year	[2],[3]	¥ 27,575		¥ 36,335

[1]	Includes corporate type equity investments.
[2]	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2021 and 2022, the fair values of these assets were ¥10,823 million and ¥26,865 million, respectively.
[3]	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.